Accounts Receivable, Net	3 Months Ended	12 Months Ended
	Mar. 28, 2015	Dec. 27, 2014
Receivables [Abstract]
Accounts Receivable, Net
3.	ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following as of March 28, 2015 and December 27, 2014:

	March 28,	December 27,
	2015	2014
Trade accounts receivable	$100,528	$131,060
Retention receivables	10,301	12,053
Receivables from related parties	928	333

Accounts receivable	111,757	143,446
Less: Allowance for doubtful accounts	(1,816)	(2,144)

Accounts receivable, net	$109,941	$141,302

Retention receivables are amounts earned by the Company but held by customers until paving and related service contracts and projects are near completion or fully completed. Amounts are expected to be billed and collected within one year.

(5) Accounts Receivable, Net

Accounts receivable, net consisted of the following as of December 27, 2014 and December 28, 2013:

	2014	2013

Trade accounts receivable	$131,060	$85,188
Retention receivables	12,053	15,966
Receivables from related parties	333	202

Accounts receivable	143,446	101,356
Less: Allowance for doubtful accounts	(2,144)	(2,019)

Accounts receivable, net	$141,302	$99,337

Retention receivables are amounts earned by the Company, but held by customers until projects have been fully completed or near completion. Amounts are expected to be billed and collected within a year.